Right of use assets	9 Months Ended
Sep. 30, 2025
Changes in right-of-use assets [abstract]
Right of use assets	Right of use assets
Changes in the Group’s right of use assets for the nine-month periods ended September 30, 2025 and 2024 were as follows:

	Agricultural partnership (*)	Others	Total
	(unaudited)
As of September 30, 2024
Opening net book amount	384,848	21,865	406,713
Exchange differences	(29,488)	1,357	(28,131)
Additions and re-measurement	63,038	9,882	72,920
Depreciation	(56,597)	(7,530)	(64,127)
Closing net book amount	361,801	25,574	387,375

As of September 30, 2025
Opening net book amount	352,678	21,168	373,846
Exchange differences	47,075	5,117	52,192
Additions and re-measurement	23,290	10,390	33,680
Depreciation	(50,257)	(8,590)	(58,847)
Closing net book amount	372,786	28,085	400,871
(*) Agricultural partnerships have an average term of 6 years.